Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
16.	NET LOSS PER SHARE

Basic and diluted net loss per share for the years ended December 31, 2023, 2024, and 2025 are calculated as follows:

	Years ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to ordinary shareholders	$(4,400)	$(3,019)	$(4,671)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted (in thousands)	71,567	71,567	73,011
Net loss per share – basic and diluted	$(0.06)	$(0.04)	$(0.06)